Trade and Other Receivables and Accounts Payable, Accrued Liabilities and Other Current Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Trade accounts receivable	$ 507	$ 570
Collateral provided (Note 15)	92	124
Current portion of finance lease receivables (Note 17)	30	30
Income taxes receivable	69	42
Trade and other receivables	699	767
Accounts payable and accrued liabilities	548	694
Income taxes payable	11	23
Interest payable	23	17
Current portion of contract liabilities (Note 5)	17	12
Current liabilities held for sale	6	1
Collateral held (Note 15)	3	9
Contingent consideration payable (Note 4 and 7)	5	0
Accounts payable, accrued liabilities and other current liabilities	613	756
Loan receivable | Loans And Notes Receivable
Disclosure of financial assets [line items]
Current portion of loan receivable (Note 23)	$ 1	$ 1